Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Analysis of the Net Liability and Net Period Cost for Employee Benefit
An analysis of the net liability and net period cost for employee benefits is as follows
:

	At December 31,
	2018	2019
Mexico	Ps. 85,517,190	Ps. 116,537,660
Puerto Rico	13,986,596	13,228,592
Brazil	5,666,694	9,503,738
Europe	12,705,926	12,827,318
Ecuador	448,608	409,750

Total	Ps. 118,325,014	Ps. 152,507,058

	For the year ended December 31
	2017	2018	2019
Mexico	Ps. 11,586,065	Ps. 12,046,208	Ps. 12,788,464
Puerto Rico	776,238	686,067	747,755
Brazil	735,855	579,432	511,964
Europe	385,689	619,039	2,526,957
Ecuador	152,335	58,354	34,425

	Ps. 13,636,182	Ps. 13,989,100	Ps. 16,609,565

Summary of Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2018				2019
	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability
Mexico	Ps. 247,997,060	Ps. (163,404,418)	Ps.	Ps. 84,592,642	Ps. 280,602,176	Ps. (164,910,346)	Ps.	Ps. 115,691,830
Puerto Rico	35,220,889	(21,234,293)		13,986,596	35,803,893	(22,575,301)		13,228,592
Brazil	18,795,315	(19,032,411)	5,087,543	4,850,447	21,412,097	(18,815,174)	4,428,021	7,024,944
Europe	4,477,042			4,477,042	4,538,543			4,538,543

Total	Ps. 306,490,306	Ps. (203,671,122)	Ps. 5,087,543	Ps. 107,906,727	Ps. 342,356,709	Ps. (206,300,821)	Ps. 4,428,021	Ps. 140,483,909

Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services

	At December 31, 2017
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	313,282,595	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	98,020,192
Current service cost		4,285,693						4,285,693
Interest cost on projected benefit obligation		28,922,385						28,922,385
Expected return on plan assets				(20,916,104)				(20,916,104)
Changes in the asset ceiling during the period and others						716,330		716,330
Past service costs and other				53,032				53,032
Actuarial gain for changes in experience		(35,145)						(35,145)
Actuarial gain from changes in demographic assumptions		(85)						(85)
Actuarial gain from changes in financial assumptions		(4,294)						(4,294)

Net period cost	Ps.	33,168,554	Ps.	(20,863,072)	Ps.	716,330	Ps.	13,021,812
Actuarial loss for changes in experience		11,671,860						11,671,860
Actuarial gain from changes in demographic assumptions		(381,172)						(381,172)
Actuarial loss from changes in financial assumptions		2,438,078						2,438,078
Changes in the asset ceiling during the period and others						(856,188)		(856,188)
Return on plan assets greater than discount rate				(2,483,430)				(2,483,430)

Recognized in other comprehensive income	Ps.	13,728,766	Ps.	(2,483,430)	Ps.	(856,188)	Ps.	10,389,148
Contributions made by plan participants		198,713		(198,713)				—
Contributions to the pension plan made by the Company				(2,697,621)				(2,697,621)
Benefits paid		(18,841,754)		18,841,754				—
Payments to employees		(9,843,743)						(9,843,743)
Effect of translation		(2,579,506)		2,058,099		(423,800)		(945,207)

Others	Ps.	(31,066,290)	Ps.	18,003,519	Ps.	(423,800)	Ps.	(13,486,571)
Balance at the end of the year		329,113,625		(227,688,604)		6,519,560		107,944,581
Less short-term portion		(172,406)						(172,406)

Non-current obligation	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175

	At December 31, 2018
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	329,113,625	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,944,581
Current service cost		3,322,813						3,322,813
Interest cost on projected benefit obligation		30,185,257						30,185,257
Expected return on plan assets				(20,804,104)				(20,804,104)
Changes in the asset ceiling during the period and others						587,373		587,373
Past service costs and other				157,765				157,765
Actuarial gain for changes in experience		(7,222)						(7,222)
Actuarial loss from changes in demographic assumptions		134,625						134,625
Actuarial gain from changes in financial assumptions		(24,890)						(24,890)

Net period cost	Ps.	33,610,583	Ps.	(20,646,339)	Ps.	587,373	Ps.	13,551,617
Actuarial gain for changes in experience		(21,283,470)						(21,283,470)
Actuarial loss from changes in demographic assumptions		68,482						68,482
Actuarial gain from changes in financial assumptions		(1,246,539)						(1,246,539)
Changes in the asset ceiling during the period and others						(1,055,409)		(1,055,409)
Return on plan assets greater than discount rate				23,503,296				23,503,296

Recognized in other comprehensive income	Ps.	(22,461,527)	Ps.	23,503,296	Ps.	(1,055,409)	Ps.	(13,640)
Contributions made by plan participants		173,722		(173,722)				—
Contributions to the pension plan made by the Company				(1,565,792)				(1,565,792)
Benefits paid		(19,546,541)		19,546,541				—
Payments to employees		(10,651,938)						(10,651,938)
Effect of translation		(3,535,477)		3,353,498		(963,981)		(1,145,960)

Others	Ps.	(33,560,234)	Ps.	21,160,525	Ps.	(963,981)	Ps.	(13,363,690)
Balance at the end of the year		306,702,447		(203,671,122)		5,087,543		108,118,868
Less short-term portion		(212,141)						(212,141)

Non-current obligation	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

	At December 31, 2019
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	306,702,447	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	108,118,868
Current service cost		2,591,975						2,591,975
Interest cost on projected benefit obligation		31,001,348						31,001,348
Expected return on plan assets				(20,070,037)				(20,070,037)
Changes in the asset ceiling during the period and others						445,743		445,743
Past service costs and others				144,481				144,481
Actuarial gain for changes in experience		(22,599)						(22,599)
Actuarial gain from changes in demographic assumptions		(129)						(129)
Actuarial loss from changes in financial assumptions		36,163						36,163

Net period cost	Ps.	33,606,758	Ps.	(19,925,556)	Ps.	445,743	Ps.	14,126,945
Actuarial loss for changes in experience		31,606,323						31,606,323
Actuarial gain from changes in demographic assumptions		(339,657)						(339,657)
Actuarial loss from changes in financial assumptions		7,207,072						7,207,072
Changes in the asset ceiling during the period and others						(712,064)		(712,064)
Return on plan assets greater than discount rate				423,514				423,514

Recognized in other comprehensive income	Ps.	38,473,738	Ps.	423,514	Ps.	(712,064)	Ps.	38,185,188
Contributions made by plan participants		155,188		(155,188)				—
Contributions to the pension plan made by the Company				(1,337,610)				(1,337,610)
Benefits paid		(15,836,928)		15,836,928				—
Payments to employees		(16,996,920)						(16,996,920)
Effect of translation		(3,534,509)		2,528,213		(393,201)		(1,399,497)

Others	Ps.	(36,213,169)	Ps.	16,872,343	Ps.	(393,201)	Ps.	(19,734,027)
Balance at the end of the year		342,569,774		(206,300,821)		4,428,021		140,696,974
Less short-term portion		(213,065)						(213,065)

Non-current obligation	Ps.	342,356,709	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,483,909

Schedule of Plan Assets Invested
Plan assets are invested in:

	At December 31
	2018			2019
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	37%	—	39%	41%	—	36%
Debt instruments	60%	94%	61%	58%	94%	64%
Others	3%	6%	—	1%	6%	—

	100%	100%	100%	100%	100%	100%

Summary of Assumptions Used in Determining the Net Period Cost

	2017				2018				2019
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long-term rate return	3.61%	10.18%	10.70%	1.0%, 1.5% & 2.00%	4.45%	9.10%	11.81%	1.25%, 1.75% & 2.00%	3.23%	7.03%	10.50%	0.75%, 1.00% & 1.25%
Rate of future salary increases	2.75%	4.50%	4.50%	3.0.%, 3.5% & 4.4%	2.75%	4.00%	3.55%	3.0.%, 3.5% & 4.4%	2.75%	3.80%	3.20%	3.00%, 3.50% & 4.40%
Percentage of increase in health care costs for the coming year	3.57%	11.00%			3.87%	10.50%			3.18%	10.30%
Year to which this level will be maintained	N/A	2028			N/A	2029			N/A	2029
Rate of increase of pensions				1.60%				1.60%				1.60%
Employee turnover rate*				0.0%-1.72%				0.0%-1.51%				0.00%-1.38%
*	Depending on years of service

Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits

	100 points		+100 points
Discount rate	Ps.	30,321,815	Ps.	(26,138,603)
Health care cost trend rate	Ps.	(878,071)	Ps.	1,032,650

Summary of Long-Term Direct Employee Benefits

	Balance at December 31, 2017						Applications				Balance at December 31, 2017
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	10,158,036	Ps.	(493,795)	Ps.	1,750,831	Ps.	(2,079,880)	Ps.	(1,223,414)	Ps.	8,111,778

	Balance at December 31, 2018						Applications				Balance at December 31, 2019
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	8,111,778	Ps.	(518,180)	Ps.	2,528,224	Ps.	(1,946,055)	Ps.	—	Ps.	8,175,767